SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) (USD $)	6 Months Ended	12 Months Ended
	Mar. 31, 2013	Sep. 30, 2012	Mar. 31, 2012	Sep. 30, 2011
Summary Of Significant Accounting Policies Details Narrative
Notes payable to related party	$ 23,700	$ 16,200		$ 3,700
Cash and cash equivalents	9,962	8,370
Accounts receivable		0	1,950
Related party transactions	$ 23,700	$ 16,200